Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares
Cash and cash equivalents	¥ 2,175,493	$ 311,091	¥ 1,693,597
Restricted Cash	74,424	10,642	88,515
Short-term investments	17,063,633	2,440,067	21,621,992
Allowance for credit losses	222,960	31,883	196,819
Restricted cash, non-current	5,000	715	5,000
Accrued expenses and other payables	2,192,496	313,523	2,931,869
Total current liabilities	3,533,536	505,290	4,529,794
Other liabilites	21,544	3,079	23,103
Total non-current liabilities	479,810	68,610	491,181
Total liabilities	¥ 4,013,346	$ 573,900	¥ 5,020,975
Ordinary shares, par value | $ / shares		$ 0.0025
Ordinary shares, shares authorized	400,000,000,000	400,000,000,000	400,000,000,000
Ordinary shares, shares issued	463,038,708	463,038,708	479,288,580
Ordinary shares, shares outstanding	463,038,708	463,038,708	479,288,580
Related Party [Member]
Cash and cash equivalents	¥ 73,415	$ 10,498	¥ 158,589
Restricted Cash	74,424	10,642	86,809
Short-term investments	2,006,611	286,942	4,935,177
Restricted cash, non-current	5,000	715	5,000
Accrued expenses and other payables	31,885	4,560	66,860
Other liabilites	20,545	2,938	17,019
Consolidated VIEs [Member]
Total current liabilities	346,052	49,484	338,455
Total non-current liabilities	8,983	1,284	22,661
Total liabilities	¥ 355,035	$ 50,768	¥ 361,116